Property, Plant and Equipment - Additional Information (Details) € in Thousands, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Increases in land and buildings considering addition and reclassification under construction		€ 189,764	€ 189,764
Increases in plant and machinery considering addition and reclassification under construction		145,051	145,051
Decrease in land and buildings						€ 2,361
Non-current asset held for sale		222	222
Borrowing costs capitalised			€ 6,432	€ 2,290
Capitalised borrowing costs rate			4.35%	4.60%
Investments in property plant and equipment unpaid		19,200	€ 19,200	€ 50,600
Ongoing Investments Net of Expected Contribution from BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Total amount of committed orders		94,000	94,000	€ 136,500
Manufacturing Capacity for Standard and EZ-Fill
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in depreciation expense related to machines		€ 14,500
Extended expected useful life of machinery		12 years
Impairment loss			2,616
Recoverable amount from fair value of building resulting from technical asset appraisal		€ 11,000	11,000
Manufacturing Capacity for Standard and EZ-Fill | Top of Range | BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Government grants		€ 90,000	€ 90,000		$ 95
Machinery for Bulk Prodcution And EZ-Fill
Disclosure Of Property Plant And Equipment [Line Items]
Extended expected useful life of machinery		15 years
Prior Expected Useful Life For Machinery	6 years 8 months 12 days